Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jul. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of July 31, 2025 and 2024 consisted of the following:

	As of July 31,
	2025	2024
Accrued payroll and employee benefits	$1,379,766	$808,841
Accrued communication expense	336,932	—
Accrued legal fee	309,672	—
Credit card payable	64,341	643,594
Accrued license fee	58,433	500,954
Due to related parties(1)	47,688	—
Unearned revenue	145,000	—
Others	207,931	109,171
Accrued expenses and other current liabilities	$2,549,763	$2,062,560
(1)	Due to related parties related to unreimbursed expenses paid by management on behalf of the Group.